Expense Example	Apr. 30, 2025 USD ($)
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,358
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,237
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,369
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,406
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,404
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,516
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,703
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,383
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	$ 1,371